UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment                    [_];  Amendment Number: ______

This Amendment (Check only one.):          [_] is a restatement.
                                           [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Kingdom Ridge Capital, L.L.C.
Address:         81 Main Street, Suite 209
                 White Plains, NY 10601

Form 13F File Number: 028-13333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Manley
Title:   Chief Financial Officer
Phone:   (914) 517-8654

Signature, Place, and Date of Signing:

/s/ Michael Manley           White Plains, New York          November 15, 2010
---------------------        -----------------------        --------------------
    [Signature]                      [City,                      State]
[Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:            25

Form 13F Information Table Value Total:            $315,201
                                                   (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.     Form 13F File Number       Name

       1.     028-13335                  Kingdom Ridge Capital Master Fund, Ltd.

                                                    FORM 13F INFORMATION TABLE
                                                    Kingdom Ridge Capital, LLC

   COLUMN 1                       COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
                                                           VALUE    SHS OR   SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS  CUSIP      (x$1000)  PRN AMT  PRN CALL DISCRETION  MGRS      SOLE       SHARED   NONE
ADOBE SYS INC                        COM       00724F101    7,845    300,000 SH       DEFINED       1       300,000
ALCATEL-LUCENT                  SPONSORED ADR  013904305    3,380  1,000,000 SH       DEFINED       1     1,000,000
ALLOT COMMUNICATIONS LTD             SHS       M0854Q105    1,196    200,000 SH       DEFINED       1       200,000
ANALOG DEVICES INC                   COM       032654105    3,138    100,000     PUT  DEFINED       1       100,000
APPLIED MICRO CIRCUITS CORP        COM NEW     03822W406   42,500  4,250,000 SH       DEFINED       1     4,250,000
CAVIUM NETWORKS INC                  COM       14965A101   12,942    450,000 SH       DEFINED       1       450,000
E M C CORP MASS                      COM       268648102   12,186    600,000 SH       DEFINED       1       600,000
INTERNATIONAL BUSINESS MACHS         COM       459200101    3,018     22,500 SH       DEFINED       1        22,500
LAM RESEARCH CORP                    COM       512807108   10,463    250,000     PUT  DEFINED       1       250,000
LSI CORPORATION                      COM       502161102    5,415  1,190,000 SH       DEFINED       1     1,190,000
MARVELL TECHNOLOGY GROUP LTD         ORD       G5876H105   57,783  3,300,000 SH       DEFINED       1     3,300,000
MARVELL TECHNOLOGY GROUP LTD         ORD       G5876H105    1,751    100,000    CALL  DEFINED       1       100,000
MICROCHIP TECHNOLOGY INC             COM       595017104   12,580    400,000     PUT  DEFINED       1       400,000
MICRON TECHNOLOGY INC                COM       595112103    1,082    150,000 SH       DEFINED       1       150,000
NOKIA CORP                      SPONSORED ADR  654902204   10,030  1,000,000 SH       DEFINED       1     1,000,000
NOVATEL WIRELESS INC               COM NEW     66987M604    7,092    900,000 SH       DEFINED       1       900,000
PMC-SIERRA INC                       COM       69344F106    7,360  1,000,000 SH       DEFINED       1     1,000,000
QLOGIC CORP                          COM       747277101   11,466    650,000 SH       DEFINED       1       650,000
QUALCOMM INC                         COM       747525103   37,234    825,000 SH       DEFINED       1       825,000
SAP AG                            SPON ADR     803054204   39,448    800,000     PUT  DEFINED       1       800,000
SEAGATE TECHNOLOGY PLC               SHS       G7945M107    2,355    200,000 SH       DEFINED       1       200,000
SKYWORKS SOLUTIONS INC               COM       83088M102    9,463    457,800 SH       DEFINED       1       457,800
SUCCESSFACTORS INC                   COM       864596101    1,883     75,000     PUT  DEFINED       1        75,000
SYNAPTICS INC                        COM       87157D109    4,984    177,100    CALL  DEFINED       1       177,100
VOLTERRA SEMICONDUCTOR CORP          COM       928708106    8,608    400,000 SH       DEFINED       1       400,000